SCHEDULE OF CONCENTRATIONS INVESTED CASH (Details) - Old Glory Holding Co [Member] $ in Thousands	Mar. 31, 2026 USD ($)
Invested cash	$ 15,654
Investor [Member]
Invested cash	8,689
Fed funds investor 1 [Member]
Invested cash	902
Fed funds investor 2 [Member]
Invested cash	2,050
Fed funds investor 3 [Member]
Invested cash	984
Fed funds investor 4 [Member]
Invested cash	820
Fed funds investor 5 [Member]
Invested cash	2,050
Fed funds investor 6 [Member]
Invested cash	$ 159